INCOME TAXES - Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) before income tax
PRC	$ 4,107,651	$ 1,589,476	$ 2,104,024
Other jurisdictions	(6,738,601)	5,799,396	214,999
Total	(2,630,950)	7,388,872	2,319,023
Current tax expense
PRC	(733,102)	(348,494)	(5,118)
Other jurisdictions	(466,887)	(66,754)	(441,495)
Subtotal	(1,199,989)	(415,248)	(446,613)
Deferred tax benefit (expense)
PRC	(717,217)
Other jurisdictions		(359,164)	283,577
Subtotal	(717,217)	(359,164)	283,577
Total income tax expense	$ (1,917,206)	$ (774,412)	$ (163,036)